Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ 0	$ 0	$ 0
State	2	0	0
International	13,324	16,065	10,438
Total current income tax expense (benefit)	13,326	16,065	10,438
Deferred:
Federal	0	86	(64)
State	0	5	(133)
International	(1,847)	(4,142)	(4,536)
Total deferred income tax expense (benefit)	(1,847)	(4,051)	(4,733)
Total income tax expense (benefit)	$ 11,479	$ 12,014	$ 5,705